Capital and Reserves - Summary of Reserves at Reporting Date (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [abstract]
Foreign currency translation differences for foreign operations	₩ (178,452)	₩ (272,474)
Other comprehensive loss from associates (excluding remeasurements of net defined benefit liabilities)	(24,569)	(28,494)
Reserves	₩ (203,021)	₩ (300,968)	₩ (288,280)	₩ (88,478)